Brian H. Blaney
Tel. 602.445.8322
Fax 602.445.8603
BlaneyB@gtlaw.com

March 31, 2005

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-0406

Attention: Maryse Mills-Apenteng

Re:	Synaptics Incorporated
Registration Statement on Form S-3
File No. 333-122348

Ladies and Gentlemen:

     We express our appreciation for your prompt review of the Synaptics registration statement on Form S-3. This letter addresses your letter of February 25, 2005. For ease of review, we have indicated the comment to which each response applies.

     1. Pursuant to your request, the company has provided an estimate as to the number of common shares that are issuable upon conversion of the senior subordinated notes. As we discussed, this number has been included in the third paragraph of the cover page. The legal opinion of Greenberg Traurig, LLP has also been revised to reference the estimated number of common shares. The revised legal opinion has been filed as Exhibit 5.1 to amendment no. 1 to the registration statement.

     2. Pursuant to your request, the company has identified the natural person or persons who have sole or shared voting and/or investment control over the entities for which this information was omitted in the initial registration statement.

     3. Pursuant to your request, the company hereby confirms, based solely upon its review of questionnaires received by the selling securityholders, that none of the selling securityholders are affiliates of a registered broker-dealer except as set forth in the registration statement. Pursuant to your request, the company has amended the registration statement to disclose for all broker-dealer affiliates, based solely upon its review of questionnaires received by the selling securityholders, whether the sellers purchased the shares in the ordinary course of business and, at the time of the purchase of the securities to

Greenberg Traurig, LLP | Attorneys at Law | 2375 East Camelback Road, Suite 700 | Phoenix, Arizona 85016 | Tel. 602.445.8000 | Fax 602.445.8100

ALBANY
AMSTERDAM
ATLANTA
BOCA RATON
BOSTON
CHICAGO
DALLAS
DELAWARE
DENVER
FORT LAUDERDALE
LOS ANGELES
MIAMI
NEW JERSEY
NEW YORK
ORANGE COUNTY, CA
ORLANDO
SILICON VALLEY
PHILADELPHIA
PHOENIX
TALLAHASSEE
TYSONS CORNER
WASHINGTON, D.C.
WEST PALM BEACH
ZURICH

www.gtlaw.com

Securities and Exchange Commission
March 31, 2005

be resold, whether the sellers had any agreements or understandings, directly or indirectly, with any person to distribute the securities.

     4. Pursuant to your request, the company has amended the registration statement to state that Bear, Stearns & Co. and KBC Financial Products USA may be deemed to be underwriters.

     5. Pursuant to your request, the company has revised the disclosure in the registration statement to clarify that any unnamed selling securityholders will be included only by post-effective amendment and that transferees, pledgees, and donees of identified selling securityholders may be identified in prospectus supplements.

     6. Pursuant to your request, the company hereby confirms that it is aware of Telephone Interpretation A.65 regarding short sales.

     7. Pursuant to your request, the company has amended the registration statement to specifically incorporate by reference the Form 10-Q for the period ended December 25, 2004.

     By e-mail dated February 25, 2005, you have also requested confirmation with respect to the laws covered by our legal opinion. We hereby confirm that our reference and limitation to the “General Corporation Law of the state of Delaware” includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.

     The company also acknowledges the language to be included in any request for acceleration and will include that language in its request.

     Your prompt attention to the enclosed is greatly appreciated. Please do not hesitate to contact me at (602) 445-8322 or Robert S. Kant at (602) 445-8302 should you have any questions or concerns.

Sincerely,
/s/ Brian H. Blaney
Brian H. Blaney
For the Firm

BHB:ksl

cc:	Russ J. Knittel
Robert S. Kant